LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$ 438,557	$ 586,376	$ 835,497	$ 3,203,300
Interest on Lease Liabilities	2,077,724	1,635,017	4,061,842	4,617,716	$ 6,262,019
Operating Lease Cost	7,512,753	6,377,596	20,935,916	19,076,003	30,661,411
Total Lease Expenses	10,029,034	8,598,989	25,833,255	26,897,019	39,675,453
(Gain) and Loss on Sale and Leaseback Transactions, Net				(704,207)	(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases		509,844		807,432	1,785,282
Operating Cash Flows from Operating Leases	1,712,630	1,625,567	15,611,252	16,892,734	27,304,389
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases				45,614,041	45,614,041
Recognition of Right-of-Use Assets for Operating Leases		$ 8,131,728		$ 144,602,158	152,141,639
Amortization of Finance Lease Right-of-Use Assets					2,752,022
Interest on Lease Liabilities					$ 6,262,019
Weighted-Average Remaining Lease Term (Years) - Finance Leases					48 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases					9 years
Weighted-Average Discount Rate - Finance Leases			0.06%		10.68%
Weighted-Average Discount Rate - Operating Leases					12.15%